SHARE-BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	May 14, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Granted during the year Number Of Shares		0
Exercise Price Per Share		$ 40.00	$ 40.00
Granted during the year Number of shares		0
Vested during the year Number of shares		(333)
Forfeited during the year Number of shares		0
Weighted Average Fair Value		$ 18.9
Granted during the year Fair Value		$ 0
Restricted Stock [Member]
Granted during the year Number of shares	100,000
Vested during the year Number of shares	50,000
Forfeited during the year Number of shares	50,000
Granted during the year Fair Value		$ 3.94
Restricted Stock or Unit Expense		$ 0	$ 197,000	$ 123,000
Stock Options [Member]
Weighted Average Fair Value	1.89
Stock or Unit Option Plan Expense		$ 2,000	$ 119,000	$ 179,000
Employees and Directors [Member]
Granted during the year Number Of Shares	180,000
Exercise Price Per Share	4.00
Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,500,000